UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 19, 2019 to November 18, 2019

Commission File Number of issuing entity:  333-190246-09

Central Index Key Number of issuing entity:  0001621379

JPMBB Commercial Mortgage Securities Trust 2014-C24
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-190246

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001587045

RAIT Funding, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001660492

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation)

 (Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3939252
38-3939253
38-7120308
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4A1			X
A-5			X
A-S			X
A-SB			X
B			X
C			X
EC			X
X-A			X
X-B1			X
X-B2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note

This Form 10-D/A is being filed to correct the inadvertent filing of a duplicative Form 10-D for this issuing entity. The Form 10-D filed on November 29, 2019 (SEC Accession No. 0001056404-19-011343) should be disregarded and this Form 10-D/A should be referred to for the monthly distribution period from October 19, 2019 to November 18, 2019 for JPMBB Commercial Mortgage Securities Trust 2014-C24. The amendment is to include the signature date on the Form 10-D.  No modifications were made to the monthly distribution report.  The correct information is also being reproduced below.

Item 1. Distribution and Pool Performance Information.

On November 18, 2019 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C24.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C24 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 19, 2019 to November 18, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 14, 2019. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on March 22, 2019. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on November 7, 2019. The CIK number for Barclays Bank PLC is 0000312070.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2019. The CIK number for KeyBank National Association is 0001089877.

Column Financial, Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2019. The CIK number for Column Financial, Inc. is 0001628601.

RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2019. The CIK number for RAIT Funding, LLC is 0001587045.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation) filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2019. The CIK number for GE Capital US Holdings, Inc. is 0001660492.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C24, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$0.00
Current Distribution Date	11/18/2019	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$0.00
Current Distribution Date	11/18/2019	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C24, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$3,105.40
Current Distribution Date	11/18/2019	$3,212.83

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$0.00
Current Distribution Date	11/18/2019	$0.00

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$0.00
Current Distribution Date	11/18/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C24, relating to the November 18, 2019 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on November 29, 2019 under Commission File No. 333-190246-09 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: December 4, 2019